Related party transactions	6 Months Ended
Jun. 30, 2021
Text block [abstract]
Related party transactions
17.	Related party transactions
The Group enters into transactions with its associate undertakings.
The Group has continuing transactions with Kantar, including sales, purchases, the provision of IT services, subleases and property related items.
In the period ended 30 June 2021, revenue of £93.5 million (period ended 30 June 2020: £49.7 million) was reported in relation to Compas, an associate in the USA. All other transactions in the periods presented were immaterial.
The Group invested a further £92.9 million in Kantar on 29 June 2021 to fund its 40% share of the Numerator acquisition. This investment would have been returned to the Group in the event the Numerator acquisition did not complete. Kantar completed its acquisition of Numerator on 2 July 2021.
The following amounts were outstanding at 30 June 2021:

	30 June 2021	31 December 2020
	£m	£m
Amounts owed by related parties
Kantar	135.5	39.0
Other	46.3	27.9
	181.8	66.9
Amounts owed to related parties
Kantar	(6.3)	(5.6)
Other	(62.3)	(36.0)
	(68.6)	(41.6)